Accounts Receivable, net - Summary (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable	¥ 217,131	¥ 280,911
Less: allowance for credit losses	(77,723)	(83,383)
Accounts receivable, net	139,408	197,528
Advertisement agent services
Accounts receivable	¥ 90,100	¥ 158,100
Minimum
Terms of accounts receivable	90 days
Maximum
Terms of accounts receivable	270 days